Note 16 - Regulatory Matters (Detail) - Compliance with Minimum Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities [Member]
Weighted Assets)
Total capital	$ 66,720	$ 62,785
Total capital (to Risk-Weighted Assets)	17.60%	15.30%
Total capital - minimum capital requirement	30,346	32,870
Weighted Assets)
Tier I capital	61,951	57,607
Tier 1 capital (to risk-weighted assets)	16.30%	14.00%
Tier 1 capital - minimum capital requirement	15,173	16,435
Average Assets)
Tier I Capital	61,951	57,607
Tier I Capital (to Average Assets) Consolidated	11.20%	10.00%
Tier I Capital - minimum capital requirement	22,127	23,101
Bank [Member]
Weighted Assets)
Total capital	63,968	60,201
Total capital (to Risk-Weighted Assets)	16.90%	14.70%
Total capital - minimum capital requirement	30,291	32,701
Total capital - minimum required to be well capitalized under prompt corrective action provisions	37,864	40,876
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions	10.00%	10.00%
Weighted Assets)
Tier I capital	59,217	55,049
Tier 1 capital (to risk-weighted assets)	15.60%	13.50%
Tier 1 capital - minimum capital requirement	15,145	16,350
Tier 1 capital (to risk-weighted assets) - minimum capital requirement	6.00%	6.00%
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	22,178	24,526
Tier 1 capital (to risk-weighted assets) minimum required to be well capitalized under prompt corrective action provisions	6.00%	6.00%
Average Assets)
Tier I Capital	59,217	55,049
Tier I Capital (to Average Assets) Consolidated	10.70%	9.50%
Tier I Capital - minimum capital requirement	22,099	23,073
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	$ 27,623	$ 28,841
Tier I Capital (to Average Assets) - minimum required to be well capitalized under prompt corrective action provisions	5.00%	5.00%